Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2022
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and Cash equivalents

	June 30, 2022	December 31, 2021
Cash on hand and at banks	$45,561	$53,547
Short-term deposits and highly liquid funds	659	44
Restricted cash	8,726	84,260
Cash and cash equivalents and restricted cash	$54,946	$137,851